Discontinued operations (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues		$ 140,865	$ 108,374	$ 117,595
Expenses
Voyage expenses		6,301	2,930	9,113
Vessel operating expenses		33,745	26,632	26,427
General and administrative expenses		7,195	5,502	5,713
Vessel depreciation and amortization		41,405	29,261	32,813
Interest expense and finance cost		16,741	17,036	18,964
Other (income) / expenses		(135)	1,325	850
Net (loss) / income from discontinued operations		$ 0	(146,876)	7,507
Discontinued Operations [Member]
Revenues	[1]		46,172	161,659
Expenses
Voyage expenses	[1]		12,655	37,202
Vessel operating expenses	[1]		15,506	68,406
General and administrative expenses	[1]		2,564	0
Vessel depreciation and amortization	[1]		9,630	40,276
Impairment of vessels	[1]		149,578	0
Interest expense and finance cost	[1]		3,174	8,433
Other (income) / expenses	[1]		(59)	(165)
Net (loss) / income from discontinued operations	[1]		$ (146,876)	$ 7,507

[1]	represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.